Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	2.18
Maximum Aggregate Offering Price	$ 218,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.11
Offering Note	Represents 100,000 shares of Common Stock of the Registrant that are reserved for issuance upon the vesting or settlement of restricted stock awards granted to Peter Owino, the Registrant's Chief Accounting Officer, as inducements material to Mr. Owino's appointment pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules as described in the accompanying Registration Statement on Form S-8 (the "Inducement RSAs"). Pursuant to Rule 416 of the Securities Act, this Registration Statement on Form S-8 also includes additional shares of Common Stock identified in the above table that may become issuable pursuant to the Inducement RSAs by reason of any stock dividend, stock split, recapitalization or similar adjustments. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee. The proposed maximum price per share of Common Stock and the maximum aggregate offering price are based on the average of the high and low sale price of the Common Stock as reported on The Nasdaq Stock Market on September 14, 2026, which date is within five business days prior to filing this Registration Statement on Form S-8.